Equity Incentive Plan (Narratives2) (Details) (Compensation cost and fair value of shares vested (Member), USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Compensation cost and fair value of shares vested (Member)
Unrecognized compensation cost related to non- vested share arrangements granted	$ 43,275		$ 9,414
Allocated Share-based Compensation Expense	15,711	17,707
Total fair value of shares vested	$ 5,643	$ 6,966